CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating expenses:
Research and development	$ 5,716,000	$ 1,167,000	$ 15,232,000	$ 3,189,000	$ 5,088,313	$ 1,811,048
General and administrative	3,385,000	339,000	8,172,000	839,000	1,339,034	770,098
Total operating expenses	9,101,000	1,506,000	23,404,000	4,028,000	6,427,347	2,581,146
Loss from operations	(9,101,000)	(1,506,000)	(23,404,000)	(4,028,000)	(6,427,347)	(2,581,146)
Other income (expense):
Interest income	61,000	22,000	129,000	31,000	52,109	36,005
Interest expense			(6,266,000)	(4,000)	(3,562)	(849)
Other income (expense)	(11,000)	(5,000)	(10,000)	13,000	13,270	(26,700)
Total other income (expense)	50,000	17,000	(6,147,000)	40,000	61,817	8,456
Net loss	(9,051,000)	(1,489,000)	(29,551,000)	(3,988,000)	(6,365,530)	(2,572,690)
Unrealized loss on available-for-sale securities, net	(107,000)		(107,000)
Comprehensive loss	(9,158,000)	(1,489,000)	(29,658,000)	(3,988,000)
Net loss	(9,051,000)	(1,489,000)	(29,551,000)	(3,988,000)	(6,365,530)	(2,572,690)
Series A Preferred Stock dividend		(563,000)	(1,089,000)	(866,000)	(1,435,723)
Net loss attributable to common stockholders	$ (9,051,000)	$ (2,052,000)	$ (30,640,000)	$ (4,854,000)	$ (7,801,253)	$ (2,572,690)
Net loss per share, basic and diluted	$ (0.24)	$ (0.37)	$ (1.76)	$ (0.89)	$ (1.43)	$ (0.48)
Weighted-average shares outstanding, basic and diluted	38,330,026	5,485,221	17,383,846	5,459,226	5,473,384	5,314,214